Related Party Disclosures	12 Months Ended
Dec. 31, 2022
Disclosure of transactions between related parties [abstract]
Related Party Disclosures

37. Related party disclosures

According to IAS 24, the related parties of the Group are entities and individuals capable of exercising control, joint control or significant influence over the Group and its subsidiaries, companies belonging to the Stevanato Group S.p.A. the controlling company Stevanato Holding S.r.l., unconsolidated subsidiaries of the Group and associates. In addition, members of Stevanato Group’s Board of Directors and executives with strategic responsibilities and their families are also considered related parties. The Group carries out transactions with related parties on commercial terms that are normal in the respective markets, considering the characteristics of the goods or services involved.

Note 4 provide information about the Group’s structure, including details of the subsidiaries and the holding company.

Transaction with related parties refer to:

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for the year ended December 31, 2021 and 2020, revenue from the sale of drug containment solutions from the associate Swissfillon AG up to the date of the derecognition (October 22, 2021);
-
service fees and rentals paid to Winckler & Co Ltd, the company whose owner holds minority interests in the subsidiary Ompi of Japan;
-
rentals paid to SFEM Italia S.r.l., controlled by Stevanato family;
-
the purchase of products and rentals paid to Società Agricola Stella S.r.l., fully controlled by SFEM Italia S.r.l. until November 12, 2021 and then 51% controlled by Stevanato Holding S.r.l. and 49% controlled by SFEM Italia S.r.l.;
-
for the year ended December 31, 2021 and 2020 consulting services rented by Federici William, by MJB Consultants LLC and Progenitor Capital Partners LLC, whose beneficial owners are Board members in Stevanato Group;
-
consulting services provided by Studio Legale Spinazzi Azzarita Troi, whose beneficial owner is a Board member in Stevanato Group S.p.A.;
-
industrial rentals paid to E & FKH Ejendomme ApS, whose beneficial owners are family members of a Board member in the subsidiary SVM Automatik A/S;
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rentals paid to members of Stevanato family;
-
loans disbursed in 2018 and 2019 by SE Holdings Co. Ltd, the minority shareholder of the subsidiary Ompi of Japan, amounting respectively to JPY 73.5 million and JPY 49.0 million;
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donations to the Stevanato Foundation, owned by Stevanato family. The foundation exclusively pursues the aims of social solidarity, philanthropy and charity, operating in the fields of social and socio-medical assistance, education and training as well as cultural and educational activities and scientific research. The Foundation intervenes in support of children and young people in situations of serious difficulty due to their illnesses, the distress of their families or other situations that may affect their health or growth;
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during the fiscal year ended December 31, 2021, Stevanato Group S.p.A. made loans aggregating approximately EUR 447 thousand to two senior executives in order for them to pay taxes arising from shares granted to them under our restricted stock grant plan. At the time the loans were made, management believed that these loans were permissible and did not violate Section 13(k) of the Exchange Act. Upon being advised that such loans were impermissible the two executives repaid such loans in full, after the end of the first quarter of 2022. As a result of this inadvertent violation, the Board adopted a policy regarding loans or advances to any Executive Officer or Director of the Company. The policy provides that “The Company shall not directly or indirectly, including through any subsidiary, extend or maintain credit to, or arrange for the extension of credit, or renew an extension of credit, in the form of a personal loan to or for any Director or Executive Officer (or equivalent thereof) of the Company or any subsidiary of the Company.”;
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for the year ended December 31, 2021, recharge of the costs pertaining to the public offer for shares sale to Stevanato Holding S.r.l.;
-
consulting services rented by C.T.S. Studio AS, whose beneficial owner is a Board member in the sub-holding Stevanato Group International AS;
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revenue from the sale of drug containment solutions to Incog BioPharma Services, Inc, a U.S. based biopharma services company, majority owned by SFEM Italia S.r.l..

The amounts of transactions with related parties recognized in the consolidated income statement and the related assets and liabilities are as follows:

For the year ended and as at December 31, 2022

	Revenue	Costs*
	(EUR thousand)

Other related parties
Winckler & Co. Ltd.	—	313
Società Agricola Stella S.r.l.	—	90
SFEM Italia S.r.l.	—	19
E & FKH Ejendomme ApS	—	419
Piovesan Barbara	—	30
Studio Legale Spinazzi Azzarita Troi	—	384
Fondazione Stevanato	—	305
C.T.S. Studio AS	—	23
Incog BioPharma Services Inc	509	—

* Costs include cost of sale, selling, general administrative costs and other expenses net

	Trade receivables	Trade payables	Other Assets	Other Liabilities
	(EUR thousand)
Other related parties
Winckler & Co. Ltd.	—	28	—	—
Società Agricola Stella S.r.l.	—	48	—	—
SFEM Italia S.r.l.	—	2	—	—
Studio Legale Spinazzi Azzarita Troi	—	70	—	—
C.T.S. Studio AS	—	2	—	—
Incog BioPharma Services Inc	451	—	—	—

Loan from/to related parties

For the year ended and as at December 31, 2022

	Interest received	Interest paid	Financial assets or liabilities
	(EUR thousand)

Other related parties
SE Holdings Co.Ltd.	—	5	(871)

Key management personnel of the Group:
Directors and Key Managers	2	—	—

For the year ended and as at December 31, 2021

	Revenue	Costs*
	(EUR thousand)

Parent company
Stevanato Holding S.r.l.	4,475	—

Associate companies
Swissfillon AG	565	—

Other related parties
Winckler & Co. Ltd.	—	352
Società Agricola Stella S.r.l.	—	99
SFEM Italia S.r.l.	—	19
MJB Consultants LLC	—	57
Progenitor Capital Partners LLC	—	67
E & FKH Ejendomme ApS	—	410
Piovesan Barbara	—	30
Studio Legale Spinazzi Azzarita Troi	—	578
Federici William	—	69
Fondazione Stevanato	—	180
C.T.S. Studio AS	—	20
Incog BioPharma Services Inc	671	—

	Trade receivables	Trade payables	Other Assets	Other Liabilities
	(EUR thousand)
Other related parties
Winckler & Co. Ltd.	—	29	—	—
Società Agricola Stella S.r.l.	—	54	—	—
SFEM Italia S.r.l.	—	2	—	—
Studio Legale Spinazzi Azzarita Troi	—	151	—	—
C.T.S. Studio AS	—	2	—	—
Incog BioPharma Services Inc	393	—	—	—

* Costs include cost of sale, selling, general administrative costs and other expenses net

Loan from/to related parties

For the year ended and as at December 31, 2021

	Interest received	Interest paid	Financial assets or liabilities
	(EUR thousand)

Associate companies		—
Swissfillon AG	10	—	—

Other related parties
SE Holdings Co.Ltd.	—	5	(940)

Key management personnel of the Group
Directors and Key Managers	22	—	447

For the year ended December 31, 2020

	Revenue	Costs*
	(EUR thousand)

Associate companies
Swissfillon AG	790	—

Other related parties
Winckler & Co. Ltd.	—	350
Società Agricola Stella S.r.l.	—	72
SFEM Italia S.r.l.	—	19
MJB Consultants LLC	—	142
Progenitor Capital Partners LLC	—	84
E & FKH Ejendomme ApS	—	399
Piovesan Barbara	—	30
Studio Legale Spinazzi Azzarita Troi	—	536
Fondazione Stevanato	—	155

* Costs include cost of sale, selling, general administrative costs and other expenses net

Loan from/to related parties

For the year ended December 31, 2020

	Interest received	Interest paid
	(EUR thousand)

Associate companies
Swissfillon AG	20	—

Other related parties
SE Holdings Co.Ltd.	—	6

Key management personnel of the Group
Directors and Key Managers	53	—

Emoluments to Directors and Key Management

The fees of the Directors of Stevanato Group S.p.A. are as follows:

For the year ended December 31, 2022

	Fixed remuneration		Pension	Share based	Total
	Annual	Fringe	expense (2)	compensation (3)	remuneration
	fee	benefits (1)
(EUR thousand)

Total Directors	2,353	12	62	379	2,806

(1) Fringe benefits related to car and insurance benefits

(2) Pensions expense related to Trattamento Fine Mandato accrued on the year

(3) Shares granted to board members

For the year ended December 31, 2021

	Fixed remuneration		Pension	Long Term	Share based	Total
	Annual	Fringe	expense(2)	Benefits(3)	compensation (4)	remuneration
	fee	benefits (1)
(EUR thousand)

Total Directors	2,196	14	50	(2,966)	350	(356)

(1) Fringe benefits related to car and insurance benefits

(2) Pensions expense related to Trattamento Fine Mandato accrued on the year

(3) Long term benefits related to cash settled awards early terminated in 2021

(4) Shares granted to board members

For the year ended December 31, 2020

	Fixed remuneration		Pension	Long Term	Total
	Annual	Fringe	expense (2)	Benefits (3)	remuneration
	fee	benefits (1)
(EUR thousand)

Total Directors	1,688	28	50	412	2,178

(1) Fringe benefits related to car and insurance benefits

(2) Pensions expense related to Trattamento Fine Mandato accrued on the year

(3) Long term benefits related to cash settled awards

The aggregate compensation for members of the Senior Management Team (excluding the Chairman and including the CEO) is as follows:

For the year ended December 31, 2022

	Fixed remuneration		Variable	Pension	Share based	Total
	Annual	Fringe	remuneration(2)	expense (3)	compensation(4)	remuneration
	fee	benefits(1)
(EUR thousand)

Total Other Key Management	1,619	26	1,198	87	5,423	8,353

(1) Fringe benefits related to car and insurance benefits

(2) Variable remuneration related to MBO and LTI. With regard to variable compensation, key managers' performance is measured not only by financial indicators, such as revenue and EBITDA margin, but also by non-financial indicators such as (i) environment: programs in line with carbon neutrality, (ii) gender balance in senior position, (iii) quality mindset and performances and (iv) values and guiding principles.

(3) Pensions expense related to Trattamento Fine Rapporto accrued on the year

(4) Shares granted under stock grant plan 2021-2027 and other shares based incentive plans

For the year ended December 31, 2021

	Fixed remuneration		Variable	Pension	Long Term	Share based	Total
	Annual	Fringe	remuneration(2)	expense(3)	Benefits(4)	compensation(5)	remuneration
	fee	benefits(1)
(EUR thousand)

Total Other Key Management	1,210	21	1,014	85	(6,007)	1,536	(2,141)

(1) Fringe benefits related to car and insurance benefits

(2) Variable remuneration related to MBO and LTI

(3) Pensions expense related to Trattamento Fine Rapporto accrued on the year

(4) Long term benefits related to cash settled awards early terminated in 2021

(5) Share-based compensation awarded under stock grant plan 2021-2027

For the year ended December 31, 2020

	Fixed remuneration		Variable	Pension	Long Term	Total
	Annual	Fringe	remuneration(2)	expense(3)	Benefits(4)	remuneration
	fee	benefits(1)
(EUR thousand)

Total Other Key Management	1,150	23	698	81	1,254	3,206

(1) Fringe benefits related to car and insurance benefits

(2) Variable remuneration related to MBO

(3) Pensions expense related to Trattamento Fine Rapporto accrued on the year

(4) Long term benefits related to cash settled awards